Uncategorized Items
[dei_TradingSymbol]	WPLCX
[rr_AcquiredFundFeesAndExpensesOverAssets]		0.0006		0.0006	0.0006
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]		0.0025		0.01	0.0025
[rr_ExpenseBreakpointDiscounts]						You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]							50,000
[rr_ExpenseExampleHeading]						Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
[rr_ExpenseExampleNarrativeTextBlock]

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Contingent Deferred Sales Charges (the “CDSCs”) are not included in these calculations for Class A Shares and Class C shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares – Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]								872	415	341
[rr_ExpenseExampleYear03]								1,532	1,255	1,039
[rr_ExpenseExampleYear05]								2,213	2,110	1,760
[rr_ExpenseExampleYear10]								4,015	4,314	3,667
[rr_ExpenseNarrativeTextBlock]

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of this prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

[rr_ExpensesOverAssets]		0.0338		0.0413	0.0338
[rr_ManagementFeesOverAssets]		0.0135		0.0135	0.0135
[rr_MaximumDeferredSalesChargeOverOfferingPrice]		0.01	[footnotewplargecap_S000042169ContingentDeferredSa]	0.01	0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]		0.055		0	0
[rr_ObjectivePrimaryTextBlock]						Investment Objective. The investment objective of the WP Large Cap Income Plus Fund (the “Fund”) is total return.
[rr_OperatingExpensesCaption]						Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]		0.0172		0.0172	0.0172
[rr_PerformanceNarrativeTextBlock]						Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
[rr_PerformanceOneYearOrLess]						The Fund is new as of the date of this prospectus and therefore performance information is not available.
[rr_PortfolioTurnoverRate]											0.0178
[rr_PortfolioTurnoverTextBlock]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 4, 2013 through August 31, 2014, the Fund’s portfolio turnover rate was 1.78% of the average value of its portfolio.

[rr_RiskLoseMoney]						An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
[rr_RiskNarrativeTextBlock]

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Large company risk – The Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of those companies whose securities the Fund holds.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Fund may place otherwise uninvested cash in money market mutual funds.

• Non-diversified fund risk – The Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Options risk - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold by the Adviser, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

• Limits on option selling risk – The number of call options the Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

• Options strategy risk – The Fund’s option strategy is dependent on a general excess of option price-implied volatilities for the S&P 500 over realized index volatilities, which typically occurs with an excess of buyers over sellers of S&P 500 index options. There are no assurances that this imbalance will apply in the future over specific periods or generally. It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

The success of put and call spread transactions on the S&P 500 Index will be determined by the performance of the S&P 500 Index. If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the premium received, a loss will result. The risk of selling put options in a spread transaction is mitigated by the purchase of offsetting options at a lower exercise price, thereby capping the maximum loss potential.

• Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

• General fund investing risk – The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

[rr_RiskNondiversifiedStatus]						Non-diversified fund risk – The Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
[rr_RiskReturnHeading]						Summary
[rr_ShareholderFeesCaption]						Shareholder Fees (fees paid directly from your investment)
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[rr_StrategyNarrativeTextBlock]

Principal Investment Strategy of the Fund. The Fund’s investment objective is total return. To meet its investment objective, the Fund will invest 80% of its total assets in large cap domestic equity securities and exchange traded funds that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) intends to sell covered call options on a portion of the Fund’s stock holdings. The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling depends on market conditions and the Adviser’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to minimize the effects of inflation on its portfolio.